Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DUPREE MUTUAL FUNDS
Entity Central Index Key	0000311101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Alabama Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Alabama Tax-Free Income Series
Class Name	Alabama Tax-Free Income Series
Trading Symbol	DUALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alabama Tax-Free Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alabama Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 3.17% during the reporting period which was roughly in line with the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s slight underperformance was primarily due to the fact that it held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Alabama Tax-Free Income Series	3.17%	0.82%	2.03%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,654,451
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 61,315
Investment Company, Portfolio Turnover	20.02%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$20,654,451

Total number of portfolio holdings	70

Net advisory fees paid	$61,315

Portfolio turnover rate as of the end of the reporting period	20.02%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Kentucky Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Kentucky Tax-Free Income Series
Class Name	Kentucky Tax-Free Income Series
Trading Symbol	KYTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kentucky Tax-Free Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Kentucky Tax-Free Income Series	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 3.03% during the reporting period which was roughly in line with the Bloomberg Municipal Bond Index (“Muni Index”) which returned 3.21%. The Fund’s slight underperformance was primarily due to the fact that it held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Kentucky Tax-Free Income Series	3.03%	0.88%	1.95%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 736,956,373
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 3,032,606
Investment Company, Portfolio Turnover	14.50%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$736,956,373

Total number of portfolio holdings	322

Total advisory fees paid	$3,032,606

Portfolio turnover rate as of the end of the reporting period	14.50%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage
of total
net
assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Kentucky Tax-Free Short-to-Medium Series
Shareholder Report [Line Items]
Fund Name	Kentucky Tax-Free Short-to-Medium Series
Class Name	Kentucky Tax-Free Short-to-Medium Series
Trading Symbol	KYSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kentucky Tax-Free Short-to-Medium Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ke ntucky Tax-Free Short-to-Medum Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds, The Fund provided a total return of 1.83% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s underperformance was due primarily to the fact that it held fewer “BBB” rated bonds and had a substantially shorter duration than the Muni Index.
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Kentucky Tax-Free Short-to-Medium Series	1.83%	0.70%	1.16%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,676,562
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 134,414
Investment Company, Portfolio Turnover	24.89%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$31,676,562

Total number of portfolio holdings	54

Net advisory fees paid	$134,414

Portfolio turnover rate as of the end of the reporting period	24.89%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Mississippi Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Mississippi Tax-Free Income Series
Class Name	Mississippi Tax-Free Income Series
Trading Symbol	DUMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mississippi Tax-Free Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mississippi Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-quality bonds. The Fund provided a total return of 2.60% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The underperformance of the Fund was due primarily to the fact that the Fund held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Mississippi Tax-Free Income Series	2.60%	0.51%	1.93%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,606,748
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 22,647
Investment Company, Portfolio Turnover	17.87%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$9,606,748

Total number of portfolio holdings	54

Net advisory fees paid	$22,647

Portfolio turnover rate as of the end of the reporting period	17.87%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
North Carolina Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	North Carolina Tax-Free Income Series
Class Name	North Carolina Tax-Free Income Series
Trading Symbol	NTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Carolina Tax-Free Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 2.89% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The underperformance of the Fund was due primarily to the fact that it held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

North Carolina Tax-Free Income Series	2.89%	0.57%	1.81%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 115,374,466
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 513,458
Investment Company, Portfolio Turnover	11.99%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$115,374,466

Total number of portfolio holdings	161

Net advisory fees paid	$513,458

Portfolio turnover rate as of the end of the reporting period	11.99%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
North Carolina Tax-Free Short-to-Medium Series
Shareholder Report [Line Items]
Fund Name	North Carolina Tax-Free Short-to-Medium Series
Class Name	North Carolina Tax-Free Short-to-Medium Series
Trading Symbol	NTSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Carolina
Tax-Free
Short-to-Medium
Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax-Free Short-to-Medium Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 1.71% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s underperformance was due primarily to the fact that it held fewer “BBB” rated bonds and had a substantially shorter duration than the Muni Index.
During the reporting period, the Fund’s use of its current management strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

North Carolina Tax-Free Short-to-Medium Series	1.71%	0.37%	0.93%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,016,977
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 23,315
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$9,016,977

Total number of portfolio holdings	38

Net advisory fees paid	$23,315

Portfolio turnover rate as of the end of the reporting period	0.00%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Tennessee Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Tennessee Tax-Free Income Series
Class Name	Tennessee Tax-Free Income Series
Trading Symbol	TNTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tennessee Tax-Free Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-quality bonds. The Fund provided a total return of 2.82% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The underperformance of the Fund was primarily due to the fact that the Fund held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Tennessee Tax-Free Income Series	2.82%	0.78%	1.79%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,592,111
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 227,110
Investment Company, Portfolio Turnover	21.15%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$53,592,111

Total number of portfolio holdings	69

Net advisory fees paid	$227,110

Portfolio turnover rate as of the end of the reporting period	21.15%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Tennessee Tax-Free Short-to-Medium Series
Shareholder Report [Line Items]
Fund Name	Tennessee Tax-Free Short-to-Medium Series
Class Name	Tennessee Tax-Free Short-to-Medium Series
Trading Symbol	TTSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tennessee Tax-Free Short-to-Medium Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax-Free Short-to-Medium Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-date, higher-quality bonds. The Fund provided a total return of 1.81% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s underperformance was due primarily to the fact that it held fewer “BBB” rated bonds and had a substantially shorter duration than the Muni Index.
During the reporting period, the Fund’s use of its current management strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Tennessee Tax-Free Short-to-Medium Series	1.81%	0.48%	1.04%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,832,241
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.62%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$2,832,241

Total number of portfolio holdings	15

Net advisory fees paid	$-0-

Portfolio turnover rate as of the end of the reporting period	12.62%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Intermediate Government Bond Series
Shareholder Report [Line Items]
Fund Name	Intermediate Government Bond Series
Class Name	Intermediate Government Bond Series
Trading Symbol	DPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediate Government Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Yields increased across the taxable yield curve during the reporting period. Shorter-dated taxable bonds generally outperformed longer-dated bonds during the reporting period. The Fund provided a total return of 4.58% during the reporting period which was higher than the Bloomberg Intermediate Government Bond Index (“Gov Bond Index”) which returned 3.40%. The Fund’s outperformance was due primarily to the fact that it had a shorter duration than the Gov Bond Index.
During the reporting period, the Fund’s use of its current management strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Intermediate Government Bond Series	4.58%	1.18%	1.72%

Bloomberg Intermediate U.S. Government Bond Index	3.40%	0.29%	1.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,698,809
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 900
Investment Company, Portfolio Turnover	26.47%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$9,698,809

Total number of portfolio holdings	18

Net advisory fees paid	$900

Portfolio turnover rate as of the end of the reporting period	26.47%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents
Taxable Municipal Bond Series
Shareholder Report [Line Items]
Fund Name	Taxable Municipal Bond Series
Class Name	Taxable Municipal Bond Series
Trading Symbol	DUTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents . You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Taxable Municipal Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Yields increased across the taxable municipal yield curve during the reporting period. Shorter-dated, lower-rated taxable municipal bonds generally outperformed longer-dated, higher-rated bonds during the reporting period. The Fund provided a total return of 2.25% during the reporting period which was lower than the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) which returned 3.81%. The Fund’s underperformance was due primarily to the fact that it held fewer lower-rated credits and had a longer duration than the Taxable Muni Index.
During the reporting period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Taxable Municipal Bond Series	2.25%	(2.63)%	0.98%

Bloomberg Taxable Municipal Bond Index	3.81%	0.34%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,505,759
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.53%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,505,759

Total number of portfolio holdings	19

Net advisory fees paid	$-0-

Portfolio turnover rate as of the end of the reporting period	12.53%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Updated Prospectus Web Address	www.dupree-funds.com/documents